Form N-1A Cover	Sep. 24, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS Tax Free Trust Deutsche DWS Tax Free Trust
Entity Central Index Key	0000711600
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 24, 2026
Prospectus Date	Oct. 01, 2026